Acquisition (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 03, 2012
Business Acquisition [Line Items]
Total revenue	$ 770,739	$ 737,255	$ 633,021
Total costs and expenses	696,396	670,195	616,413
Intangible assets				6,157
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Weighted average amortization period	7 years	7 years
Weighted Average Cost Of Capital		22.00%
Himax Display Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		6,762,537
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		270
R and D [Member]
Business Acquisition [Line Items]
Weighted Average Cost Of Capital		23.00%
Intangible assets		722
HDI USA [Member]
Business Acquisition [Line Items]
Total revenue		0
Total costs and expenses		1,390
Spatial Photonics Inc [Member]
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss		$ 1,061